Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2020	2019	2018
Wages and salaries[a]	7,600	7,497	7,931
Social security costs	729	733	743
Share-based payments[b]	728	694	669
Pension and other post-retirement benefit costs	852	948	1,154
	9,909	9,872	10,497

			2020			2019			2018
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	4,800	10,600	15,400	5,800	11,000	16,800	5,900	11,500	17,400
Downstream[d]	5,800	37,800	43,600	5,700	37,300	43,000	6,000	36,300	42,300
Other businesses and corporate[e]	1,800	7,300	9,100	2,100	10,600	12,700	1,900	12,100	14,000
	12,400	55,700	68,100	13,600	58,900	72,500	13,800	59,900	73,700
[a] Includes termination costs of $1,237 million (2019 $182 million and 2018 $493 million). Reinvent bp restructuring accruals of $714 million and provisions of $428 million for employee termination payments were held at 31 December 2020.
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 19,100 (2019 18,100 and 2018 17,100) service station staff.
[e] Includes 0 (2019 2,500 and 2018 4,000) agricultural, operational and seasonal workers in Brazil.

The reduction in the average number of employees in 2020 compared to 2019 is principally a result of the reinvent bp programme and divestment activity.